Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
The following table shows the past four fiscal years’ total compensation for our named executive officers as set forth in the Summary Compensation Table, the total compensation actually paid (“CAP”) to our named executive officers, our total shareholder return, our peer group’s total shareholder return over the same period, our net income, and our operating profit as it is defined for our Executive Bonus Plan.
Fiscal Year 2023 Pay versus Performance Table

Year	Summary compensation table total for CEO (1) ($)	Compensation actually paid to CEO (3) ($)	Average summary compensation table total for other NEOs (2) ($)	Average compensation actually paid to other NEOs (3) ($)	Total shareholder return (4) ($)	Peer group total shareholder return (4) ($)	Net income (in thousands) ($)	Operating Profit (5) (in thousands) ($)
2023	3,195,097	3,276,771	1,379,383	1,653,526	122.96	128.28	388,864	493,000
2022	2,090,768	2,185,637	1,157,780	1,210,032	68.64	111.65	279,538	363,000
2021	2,469,929	2,017,197	1,280,518	1,089,491	73.56	148.60	190,908	266,000
2020	3,149,426	1,847,089	1,452,162	905,376	83.52	116.33	270,568	319,000

(1)	The amounts in this column reflect the summary compensation table totals for Mr. Gottwald for fiscal years 2023, 2022, 2021 and 2020.
(2)
The amounts in this column reflect the average summary compensation totals for our non-CEO
NEOs. For 2023 this includes Messrs. Paliotti, Hazelgrove, Jewett and Skrobacz, for 2022 and 2021 this includes Mrs. Regina A. Harm and Messrs. Paliotti, Hazelgrove and Jewett. For 2020, this includes Mrs. Harm, Messrs. Paliotti, Hazelgrove and Rudolph M. West.

(3)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine compensation “actually paid” as reported in the Pay versus Performance table. The following tables detail these adjustments:

Year	Executives	Summary Compensation Table Total ($)	Deduct Reported Change in Actuarial Present Value of Pension Benefits (a) ($)	Add Pension Benefit Adjustments (b) ($)	Deduct Reported Value of Equity Awards (c) ($)	Add Equity Award Adjustments (d) ($)	Compensation Actually Paid ($)
2023	CEO	3,195,097	916,567	125,008	302,280	1,175,513	3,276,771
	Other NEOs	1,379,383	221,070	42,217	202,236	655,232	1,653,526

2022	CEO	2,090,768	0	163,143	250,428	182,154	2,185,637
	Other NEOs	1,157,780	0	94,788	193,470	150,934	1,210,032

2021	CEO	2,469,929	528,260	223,648	258,096	109,976	2,017,197
	Other NEOs	1,280,518	193,093	93,694	198,990	107,362	1,089,491

2020	CEO	3,149,426	1,132,717	258,645	253,766	(471,276)	1,550,312
	Other NEOs	1,452,162	383,722	109,136	196,565	(75,635)	905,376

(a)
The amounts in this column represent the amounts reported in the “Change in Pension Value and
Non-Qualified
Deferred Compensation Earnings” column of the Summary Compensation Table for each appliable year.

(b)
The total pension value adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by the executive during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP.
The
amounts deducted or added in calculating the pension value adjustments are as follows:

Year	Executives	Service Cost ($)	Prior Service Cost ($)	Total Pension Value Adjustment ($)
2023	CEO	125,008	0	125,008
	Other NEOs	42,217	0	42,217

2022	CEO	163,143	0	163,143
	Other NEOs	94,788	0	94,788

2021	CEO	223,648	0	223,648
	Other NEOs	93,694	0	93,694

2020	CEO	258,645	0	258,645
	Other NEOs	109,136	0	109,136

(c)	The amounts in this column represent the grant date fair value of equity awards as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year.
(d)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:

(i)	the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;

(ii)
the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(iii)	for awards that are granted and vest in the same applicable year, the fair value as of the vesting date;

(iv)	for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year);

(v)
for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and

(vi)
the dollar value of any dividends or other earnings paid on equity awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Executive	Year end fair value of equity awards granted during the year ($)	Year over year change in fair value of outstanding and unvested equity awards ($)	Fair value as of vesting date of equity awards granted and vested in the year ($)	Year over year change in fair value of equity awards granted in prior years that vested in the year ($)	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total equity award adjustments ($)
2023	CEO	480,330	630,927	0	32,595	0	31,661	1,175,513
	Other NEOs	321,357	298,505	0	19,137	0	16,233	655,232

2022	CEO	248,266	(96,885)	0	0	0	30,773	182,154
	Other NEOs	191,799	(59,261)	0	0	0	18,396	150,934

2021	CEO	224,482	(133,924)	0	0	0	19,418	109,976
	Other NEOs	173,074	(76,117)	0	0	0	10,406	107,362

2020	CEO	242,957	(158,814)	0	(258,642)	0	0	(174,499)
	Other NEOs	188,192	(110,089)	0	(153,738)	0	0	(75,635)

(4)	Total shareholder return (TSR) is determined based on the value of an initial fixed investment of $100. The peer group TSR represents cumulative, weighted TSR of the S&P 1500 Specialty Chemicals Index
(5)
The 2023 operating profit of approximately $493 million is based on our 2023 operating profit (calculated in accordance with GAAP) of $483 million, excluding a charge of $10 million for the bonus expense. The 2022 operating profit of approximately $363 million is based on our 2022 operating profit (calculated in accordance with GAAP) of $355 million, excluding a charge of $8 million for the bonus expense. The 2021 operating profit of approximately $266 million is based on our 2021 operating profit (calculated in accordance with GAAP) of $258 million, excluding a charge of $8 million for the bonus expense. The 2020 operating profit of approximately $319 million is based on our 2020 operating profit (calculated in accordance with GAAP) of $312 million, excluding a charge of $
7
million for the bonus
expense
.

Company Selected Measure Name	operating profit
Named Executive Officers, Footnote	The amounts in this column reflect the average summary compensation totals for our non-CEO
	NEOs. For 2023 this includes Messrs. Paliotti, Hazelgrove, Jewett and Skrobacz, for 2022 and 2021 this includes Mrs. Regina A. Harm and Messrs. Paliotti, Hazelgrove and Jewett. For 2020, this includes Mrs. Harm, Messrs. Paliotti, Hazelgrove and Rudolph M. West.
Peer Group Issuers, Footnote	The peer group TSR represents cumulative, weighted TSR of the S&P 1500 Specialty Chemicals Index
PEO Total Compensation Amount	$ 3,195,097	$ 2,090,768	$ 2,469,929	$ 3,149,426
PEO Actually Paid Compensation Amount	$ 3,276,771	2,185,637	2,017,197	1,847,089
Adjustment To PEO Compensation, Footnote
(3)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine compensation “actually paid” as reported in the Pay versus Performance table. The following tables detail these adjustments:

Year	Executives	Summary Compensation Table Total ($)	Deduct Reported Change in Actuarial Present Value of Pension Benefits (a) ($)	Add Pension Benefit Adjustments (b) ($)	Deduct Reported Value of Equity Awards (c) ($)	Add Equity Award Adjustments (d) ($)	Compensation Actually Paid ($)
2023	CEO	3,195,097	916,567	125,008	302,280	1,175,513	3,276,771
	Other NEOs	1,379,383	221,070	42,217	202,236	655,232	1,653,526

2022	CEO	2,090,768	0	163,143	250,428	182,154	2,185,637
	Other NEOs	1,157,780	0	94,788	193,470	150,934	1,210,032

2021	CEO	2,469,929	528,260	223,648	258,096	109,976	2,017,197
	Other NEOs	1,280,518	193,093	93,694	198,990	107,362	1,089,491

2020	CEO	3,149,426	1,132,717	258,645	253,766	(471,276)	1,550,312
	Other NEOs	1,452,162	383,722	109,136	196,565	(75,635)	905,376

(a)
The amounts in this column represent the amounts reported in the “Change in Pension Value and
Non-Qualified
Deferred Compensation Earnings” column of the Summary Compensation Table for each appliable year.

(b)
The total pension value adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by the executive during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP.
The
amounts deducted or added in calculating the pension value adjustments are as follows:

Year	Executives	Service Cost ($)	Prior Service Cost ($)	Total Pension Value Adjustment ($)
2023	CEO	125,008	0	125,008
	Other NEOs	42,217	0	42,217

2022	CEO	163,143	0	163,143
	Other NEOs	94,788	0	94,788

2021	CEO	223,648	0	223,648
	Other NEOs	93,694	0	93,694

2020	CEO	258,645	0	258,645
	Other NEOs	109,136	0	109,136

(c)	The amounts in this column represent the grant date fair value of equity awards as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year.
(d)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:

(i)	the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;

(ii)
the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(iii)	for awards that are granted and vest in the same applicable year, the fair value as of the vesting date;

(iv)	for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year);

(v)
for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and

(vi)
the dollar value of any dividends or other earnings paid on equity awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Executive	Year end fair value of equity awards granted during the year ($)	Year over year change in fair value of outstanding and unvested equity awards ($)	Fair value as of vesting date of equity awards granted and vested in the year ($)	Year over year change in fair value of equity awards granted in prior years that vested in the year ($)	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total equity award adjustments ($)
2023	CEO	480,330	630,927	0	32,595	0	31,661	1,175,513
	Other NEOs	321,357	298,505	0	19,137	0	16,233	655,232

2022	CEO	248,266	(96,885)	0	0	0	30,773	182,154
	Other NEOs	191,799	(59,261)	0	0	0	18,396	150,934

2021	CEO	224,482	(133,924)	0	0	0	19,418	109,976
	Other NEOs	173,074	(76,117)	0	0	0	10,406	107,362

2020	CEO	242,957	(158,814)	0	(258,642)	0	0	(174,499)
	Other NEOs	188,192	(110,089)	0	(153,738)	0	0	(75,635)

Non-PEO NEO Average Total Compensation Amount	$ 1,379,383	1,157,780	1,280,518	1,452,162
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,653,526	1,210,032	1,089,491	905,376
Adjustment to Non-PEO NEO Compensation Footnote
(3)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine compensation “actually paid” as reported in the Pay versus Performance table. The following tables detail these adjustments:

Year	Executives	Summary Compensation Table Total ($)	Deduct Reported Change in Actuarial Present Value of Pension Benefits (a) ($)	Add Pension Benefit Adjustments (b) ($)	Deduct Reported Value of Equity Awards (c) ($)	Add Equity Award Adjustments (d) ($)	Compensation Actually Paid ($)
2023	CEO	3,195,097	916,567	125,008	302,280	1,175,513	3,276,771
	Other NEOs	1,379,383	221,070	42,217	202,236	655,232	1,653,526

2022	CEO	2,090,768	0	163,143	250,428	182,154	2,185,637
	Other NEOs	1,157,780	0	94,788	193,470	150,934	1,210,032

2021	CEO	2,469,929	528,260	223,648	258,096	109,976	2,017,197
	Other NEOs	1,280,518	193,093	93,694	198,990	107,362	1,089,491

2020	CEO	3,149,426	1,132,717	258,645	253,766	(471,276)	1,550,312
	Other NEOs	1,452,162	383,722	109,136	196,565	(75,635)	905,376

(a)
The amounts in this column represent the amounts reported in the “Change in Pension Value and
Non-Qualified
Deferred Compensation Earnings” column of the Summary Compensation Table for each appliable year.

(b)
The total pension value adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by the executive during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP.
The
amounts deducted or added in calculating the pension value adjustments are as follows:

Year	Executives	Service Cost ($)	Prior Service Cost ($)	Total Pension Value Adjustment ($)
2023	CEO	125,008	0	125,008
	Other NEOs	42,217	0	42,217

2022	CEO	163,143	0	163,143
	Other NEOs	94,788	0	94,788

2021	CEO	223,648	0	223,648
	Other NEOs	93,694	0	93,694

2020	CEO	258,645	0	258,645
	Other NEOs	109,136	0	109,136

(c)	The amounts in this column represent the grant date fair value of equity awards as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year.
(d)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:

(i)	the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;

(ii)
the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(iii)	for awards that are granted and vest in the same applicable year, the fair value as of the vesting date;

(iv)	for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year);

(v)
for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and

(vi)
the dollar value of any dividends or other earnings paid on equity awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Executive	Year end fair value of equity awards granted during the year ($)	Year over year change in fair value of outstanding and unvested equity awards ($)	Fair value as of vesting date of equity awards granted and vested in the year ($)	Year over year change in fair value of equity awards granted in prior years that vested in the year ($)	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total equity award adjustments ($)
2023	CEO	480,330	630,927	0	32,595	0	31,661	1,175,513
	Other NEOs	321,357	298,505	0	19,137	0	16,233	655,232

2022	CEO	248,266	(96,885)	0	0	0	30,773	182,154
	Other NEOs	191,799	(59,261)	0	0	0	18,396	150,934

2021	CEO	224,482	(133,924)	0	0	0	19,418	109,976
	Other NEOs	173,074	(76,117)	0	0	0	10,406	107,362

2020	CEO	242,957	(158,814)	0	(258,642)	0	0	(174,499)
	Other NEOs	188,192	(110,089)	0	(153,738)	0	0	(75,635)

Compensation Actually Paid vs. Total Shareholder Return	CAP versus TSR
Compensation Actually Paid vs. Net Income	CAP versus Net Income
Compensation Actually Paid vs. Company Selected Measure	CAP versus Operating Profit
Total Shareholder Return Vs Peer Group	CAP versus TSR
Tabular List, Table
Company Financial Performance Measures
The items listed below represent the most important metrics we used to determine CAP for fiscal year 2023 as further described in our Compensation Discussion and Analysis on page 15.
Most Important Performance Measures
Operating Profit
Net Income
EPS

Total Shareholder Return Amount	$ 122.96	68.64	73.56	83.52
Peer Group Total Shareholder Return Amount	128.28	111.65	148.6	116.33
Net Income (Loss)	$ 388,864,000	$ 279,538,000	$ 190,908,000	$ 270,568,000
Company Selected Measure Amount	493,000,000	363,000,000	266,000,000	319,000,000
PEO Name	Mr. Gottwald
Operating Profit	$ 493,000,000	$ 363,000,000	$ 266,000,000	$ 319,000,000
Bonus Expense	$ 10,000,000	8,000,000	8,000,000	7,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Operating Profit
Non-GAAP Measure Description
(5)
The 2023 operating profit of approximately $493 million is based on our 2023 operating profit (calculated in accordance with GAAP) of $483 million, excluding a charge of $10 million for the bonus expense. The 2022 operating profit of approximately $363 million is based on our 2022 operating profit (calculated in accordance with GAAP) of $355 million, excluding a charge of $8 million for the bonus expense. The 2021 operating profit of approximately $266 million is based on our 2021 operating profit (calculated in accordance with GAAP) of $258 million, excluding a charge of $8 million for the bonus expense. The 2020 operating profit of approximately $319 million is based on our 2020 operating profit (calculated in accordance with GAAP) of $312 million, excluding a charge of $
7
million for the bonus
expense
.

Measure:: 2
Pay vs Performance Disclosure
Name	Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	EPS
GAAP [Member]
Pay vs Performance Disclosure
Operating Profit	$ 483,000,000	355,000,000	258,000,000	312,000,000
PEO | Change In Actuarial Present Value Of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	916,567	0	528,260	1,132,717
PEO | Pension Benefit Adjustments[Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	125,008	163,143	223,648	258,645
PEO | Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	302,280	250,428	258,096	253,766
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,175,513	182,154	109,976	(471,276)
Equity Awards	1,175,513	182,154	109,976	(174,499)
PEO | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Pension	125,008	163,143	223,648	258,645
PEO | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure
Pension	0	0	0	0
PEO | Net Adjustments For Pension [Member]
Pay vs Performance Disclosure
Pension	125,008	163,143	223,648	258,645
PEO | Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Equity Awards	480,330	248,266	224,482	242,957
PEO | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Equity Awards	630,927	(96,885)	(133,924)	(158,814)
PEO | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure
Equity Awards	0	0	0	0
PEO | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure
Equity Awards	32,595	0	0	(258,642)
PEO | Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure
Equity Awards	0	0	0	0
PEO | Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure
Equity Awards	31,661	30,773	19,418	0
Non-PEO NEO | Change In Actuarial Present Value Of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	221,070	0	193,093	383,722
Non-PEO NEO | Pension Benefit Adjustments[Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	42,217	94,788	93,694	109,136
Non-PEO NEO | Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	202,236	193,470	198,990	196,565
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	655,232	150,934	107,362	(75,635)
Equity Awards	655,232	150,934	107,362	(75,635)
Non-PEO NEO | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Pension	42,217	94,788	93,694	109,136
Non-PEO NEO | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure
Pension	0	0	0	0
Non-PEO NEO | Net Adjustments For Pension [Member]
Pay vs Performance Disclosure
Pension	42,217	94,788	93,694	109,136
Non-PEO NEO | Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Equity Awards	321,357	191,799	173,074	188,192
Non-PEO NEO | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Equity Awards	298,505	(59,261)	(76,117)	(110,089)
Non-PEO NEO | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure
Equity Awards	0	0	0	0
Non-PEO NEO | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure
Equity Awards	19,137	0	0	(153,738)
Non-PEO NEO | Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure
Equity Awards	0	0	0	0
Non-PEO NEO | Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure
Equity Awards	$ 16,233	$ 18,396	$ 10,406	$ 0